Income Tax	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax	Income Tax
The components of the net loss before the provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Domestic	(237,950)	(249,990)	(126,985)
The provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021	2020
Current:
Federal	$—	$—	$—
State	—	16	13
Foreign	—	—	9
Total current provision	—	16	22
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred provision	—	—	—
Total provision for income taxes	$—	$16	$22
A reconciliation of the U.S. federal statutory income tax rates to the Company’s effective tax rate is as follows (in percentages):

	Year Ended December 31,
	2022	2021	2020
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	2.6	3.9	1.7
Change in valuation allowance	(23.2)	(17.9)	(17.5)
Research and development credit	1.2	0.5	0.2
Fair market value adjustment (1)	—	(5.9)	(2.1)
Non-deductible Convertible Notes interest expense	(1.4)	(1.5)	(2.2)
Other	(0.2)	(0.1)	(1.1)
Effective income tax rate	—%	—%	—%
__________________
(1)The adjustments related to the loss on valuation of derivative and warrant liabilities.
The Company’s deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$182,302	$150,857
Deferred revenue	16,593	9,419
Stock-based compensation	5,276	4,679
Accruals and reserves, not currently deductible for tax purposes	11,355	10,665
Research and development credit	7,941	4,562
Goodwill and capitalized R&D expenses	12,936	888
Interest expense	1,405	1,808
Lease liability	6,172	6,511
Other	45	381
Gross deferred tax assets	244,025	189,770
Less valuation allowance	(237,399)	(182,113)
Net deferred tax assets	$6,626	$7,657
Deferred tax liabilities:
Property, plant and equipment	(1,612)	(1,344)
ROU assets	(5,014)	(6,313)
Other	—	—
Gross deferred tax liabilities	(6,626)	(7,657)
Net deferred tax asset (liabilities)	$—	$—
The net valuation allowance increased by $55.3 million and $44.7 million for December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, the Company’s net deferred tax assets and liabilities were zero. The deferred tax assets consist primarily of the federal and state net operating losses. Realization of deferred tax assets is dependent upon future taxable income, if any, the amount and timing of which are uncertain. In assessing the realizability of deferred tax assets, management determined that it is more likely than not that no deferred tax assets will be realized. Therefore, the Company has provided a full valuation allowance against these deferred tax assets.
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2022	2021
Federal (Prior to 2018)	$237,850	$237,850
Federal (Post December 31, 2017)	491,620	361,815
State	531,138	437,868
Total	$1,260,608	$1,037,533
Net operating loss carryforwards are available to offset future federal and state taxable income. The federal net operating loss carryforwards generated prior to 2018 will begin to expire in 2030 and the net operating loss carryforwards generated after December 31, 2017 do not expire. The state net operating loss carryforwards will begin to expire in 2023.
The Company had research and development credit carryforwards as follows (in thousands):

	December 31,
	2022	2021
Federal	$7,167	$3,454
State	4,257	2,471
Total	$11,424	$5,925
The research and development credit carryforwards are available to reduce future regular income taxes. The federal research and development credit carryforwards will begin to expire in 2037, while the South Carolina research and development credit carryforwards will begin to expire in 2027. California research and development credit carryforwards have no expiration date.
Utilization of the Company’s net operating loss carryforwards and research tax credit carryforwards may be subject to substantial annual limitations due to the ownership change limitations provided by the Internal Revenue Code and similar state provisions. The annual limitation could result in the expiration of the net operating loss carryforwards and research tax credit carryforwards before utilization.
The Company’s policy is to recognize interest or penalties related to income tax matters in income tax expense. As of December 31, 2022 and 2021, the Company had no accrued interest or penalties. The unrecognized tax benefits may change during the next year for items that arise in the ordinary course of business. In the event that any unrecognized tax benefits are recognized, the effective tax rate will not be affected.
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2022, 2021 and 2020 was as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Beginning balance	$1,481	$813	$707
Increase – tax positions in current period	1,375	668	106
Ending balance	$2,856	$1,481	$813
The Company files tax returns in the United States and certain states. Due to the losses being carried forward, the tax years from 2010 forward remain open to examination.